Equity Transactions (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure Stock Options Tables Abstract
Schedule of Stock Option Issued

The following table summarizes the activity relating to the Company’s stock options for the years ended June 30, 2018 and 2019:

	Options	Weighted-Average Exercise Price	Weighted Remaining Average Contractual Term	Aggregate Intrinsic Value
Outstanding at June 30, 2017	32,000	$12.50	5.9	$142,000
Granted	10,000	$18.75	5.0	$—
Options Exercised	(800)	$2.50	—	$—
Outstanding at June 30, 2018	41,200	$15.00	5.8	$142,000
Granted	16,800	$5.00	4.5	$131,000
Options Exercised or Forfeited	—	$—	—	$—
Outstanding at June 30, 2019	58,000	$12.50	5.2	$273,000
Exercisable at June 30, 2019	58,000	$12.50	5.2	$—

The fair value of each option grant on the date of grant is estimated using the Black-Scholes Option – Pricing model reflecting the following weighted-average assumptions:

	June 30,
	2019	2018
Expected life of options (In years)	5	5
Expected volatility	69.77%	103.13%
Risk free interest rate	2.60%	2.28%
Dividend Yield	0%	0%

Schedule of option outstanding and exercisable by exercise price

The following is a summary of stock options outstanding and exercisable by exercise price as of June 30, 2019:

		Weighted Average
Exercise Price	Outstanding	Contract Life	Exercisable
$3.75	5,600	4.6	5,600
$6.25	10,400	4.3	10,400
$7.50	24,800	6.7	24,800
$8.75	800	4.3	800
$12.50	4,000	3.6	4,000
$25.00	1,600	3.3	1,600
$26.25	4,400	2.8	4,400
$27.50	800	2.7	800
$28.75	1,600	3.1	1,600
$31.25	4,000	2.4	4,000
Total	58,000		58,000

Schedule of Warrants Issued

The following table summarizes the warrants that have been issued:

			Weighted
		Weighted	Average	Aggregate
	Number of	Average	Remaining	Intrinsic
	Shares	Exercise Price	Life (Years)	Value
Outstanding at June 30, 2017	49,391	$62.50	0.5
Granted	28,802	$27.50	5.3
Expired	(40,000)	$62.50	—
Outstanding at June 30, 2018	38,193	$36.25	5.5	$—
Granted	1,713,333	$45.00	5.6	$1,159,988
Expired		$—	—	$—
Exercised	(1,626,859)	$45.00	—	$—
Outstanding and exercisable at June 30, 2019	124,667	$45.00	5.6	$1,202,678